Related party transactions - Summary of transactions between related parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Short-term employee benefits	¥ 2,694	¥ 2,692	¥ 1,056
Share-based compensation	123,383
Total	¥ 126,077	¥ 2,692	¥ 1,056